Calvert
International Equity Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 3.0%
CSL, Ltd.	128,536	$ 25,063,767
		$ 25,063,767
Belgium — 2.4%
KBC Group NV	304,100	$ 19,579,563
		$ 19,579,563
Denmark — 3.6%
Novo Nordisk A/S, Class B	217,769	$ 29,576,419
		$ 29,576,419
France — 12.0%
LVMH Moet Hennessy Louis Vuitton SE	31,571	$22,973,975
Safran S.A.	189,153	23,692,137
Sanofi	320,229	30,878,571
Schneider Electric SE	153,029	21,490,564
		$99,035,247
Germany — 4.3%
Infineon Technologies AG	397,200	$12,071,657
Siemens AG	171,749	23,675,806
		$35,747,463
Hong Kong — 3.5%
AIA Group, Ltd.	2,604,980	$28,767,788
		$28,767,788
India — 2.4%
HDFC Bank, Ltd.	990,661	$19,452,456
		$19,452,456
Japan — 9.9%
Keyence Corp.	30,827	$11,968,413
Kose Corp.	107,660	11,697,607
Nihon M&A Center Holdings, Inc.	752,050	9,253,785
Olympus Corp.	953,950	16,825,370
Recruit Holdings Co., Ltd.	402,667	12,604,272
Yamaha Corp.	521,465	19,350,418
		$81,699,865
Netherlands — 4.3%
ASML Holding NV	42,951	$23,419,103
IMCD NV	86,160	12,324,453
		$35,743,556
Security	Shares	Value
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	764,120	$ 10,933,099
		$ 10,933,099
Singapore — 3.2%
DBS Group Holdings, Ltd.	1,053,238	$ 26,659,142
		$ 26,659,142
South Africa — 1.0%
Vodacom Group, Ltd.	1,203,463	$ 8,673,802
		$ 8,673,802
Spain — 5.5%
Amadeus IT Group S.A.(1)	285,169	$14,793,915
Iberdrola S.A.(1)	2,649,192	30,925,312
		$45,719,227
Sweden — 5.1%
Assa Abloy AB, Class B	668,410	$14,376,999
Indutrade AB	706,733	14,332,182
Svenska Handelsbanken AB, Class A	1,376,739	13,860,994
		$42,570,175
Switzerland — 9.6%
Lonza Group AG(1)	35,840	$17,592,974
Nestle S.A.	437,944	50,586,628
Straumann Holding AG	98,227	11,263,799
		$79,443,401
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	159,066	$11,848,826
		$11,848,826
United Kingdom — 26.1%
Abcam PLC ADR(1)	894,513	$13,918,622
Ashtead Group PLC	198,518	11,276,765
AstraZeneca PLC	213,732	28,922,076
Compass Group PLC	1,091,799	25,211,845
Halma PLC	534,681	12,733,396
HSBC Holdings PLC	3,497,577	21,676,352
InterContinental Hotels Group PLC	344,804	19,784,441
London Stock Exchange Group PLC	200,771	17,250,484
Reckitt Benckiser Group PLC	390,651	27,078,489
RELX PLC	1,017,129	28,121,609
Weir Group PLC (The)	489,187	9,839,715
		$215,813,794
Total Common Stocks (identified cost $796,303,926)		$816,327,590

Calvert
International Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$880	$ 832,251
Total High Social Impact Investments (identified cost $880,000)		$ 832,251

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Venture Capital — 0.0%(4)
Bioceptive, Inc.:
Series A(1)(3)(5)	582,574	$ 0
Series B(1)(3)(5)	40,523	0
FINAE, Series D(1)(3)(5)	2,597,442	133,294
Total Preferred Stocks (identified cost $491,304)		$ 133,294

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund L.P.(1)(3)(5)	$ 974,458
Emerald Sustainability Fund I L.P.(1)(3)(5)	50,176
gNet Defta Development Holding LLC(1)(2)(3)(5)	170,301
SEAF India International Growth Fund L.P.(1)(3)(5)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,986,717)	$ 1,194,935

Short-Term Investments — 0.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(6)	3,353,119	$ 3,353,119
Total Short-Term Investments (identified cost $3,353,119)		$ 3,353,119
Value
Total Investments — 99.2% (identified cost $803,015,066)	$821,841,189
Other Assets, Less Liabilities — 0.8%	$ 6,450,001
Net Assets — 100.0%	$828,291,190

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated company.
(3)	Restricted security. Total market value of restricted securities amounts to $2,160,480, which represents 0.2% of the net assets of the Fund as of December 31, 2022.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Health Care	22.3%
Industrials	21.9
Financials	17.8
Consumer Staples	10.8
Consumer Discretionary	10.5
Information Technology	10.5
Utilities	3.7
Communication Services	1.0
Venture Capital	0.2
High Social Impact Investments	0.1
Total	98.8%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609

Calvert
International Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
gNet Defta Development Holding LLC	8/30/05	$400,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777

Abbreviations:
ADR	– American Depositary Receipt
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in companies and funds that may be deemed to be affiliated was $4,355,671, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as  follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 817,309	$ —	$ —	$ —	$ 14,942	$ 832,251	$ 3,300	$ 880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	194,151	—	—	—	(23,850)	170,301	—	—
Short-Term Investments
Liquidity Fund, Institutional Class(2)	3,030,574	68,656,835	(68,334,290)	—	—	3,353,119	41,026	3,353,119
Total				$ —	$ (8,908)	$4,355,671	$44,326

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$25,063,767	$ —	$25,063,767
Belgium	—	19,579,563	—	19,579,563
Denmark	—	29,576,419	—	29,576,419
France	—	99,035,247	—	99,035,247
Germany	—	35,747,463	—	35,747,463
Hong Kong	—	28,767,788	—	28,767,788
India	—	19,452,456	—	19,452,456
Japan	—	81,699,865	—	81,699,865

Calvert
International Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Netherlands	$ —	$35,743,556	$ —	$35,743,556
New Zealand	—	10,933,099	—	10,933,099
Singapore	—	26,659,142	—	26,659,142
South Africa	—	8,673,802	—	8,673,802
Spain	—	45,719,227	—	45,719,227
Sweden	—	42,570,175	—	42,570,175
Switzerland	—	79,443,401	—	79,443,401
Taiwan	11,848,826	—	—	11,848,826
United Kingdom	13,918,622	201,895,172	—	215,813,794
Total Common Stocks	$25,767,448	$790,560,142(2)	$ —	$816,327,590
High Social Impact Investments	$ —	$832,251	$ —	$832,251
Preferred Stocks - Venture Capital	—	—	133,294	133,294
Venture Capital Limited Partnership Interests	—	—	1,194,935	1,194,935
Short-Term Investments	3,353,119	—	—	3,353,119
Total Investments	$29,120,567	$791,392,393	$1,328,229	$821,841,189

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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